ACCOUNTS AND NOTES RECEIVABLE, NET - Group derecognized notes receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DISCONTINUED OPERATIONS
Derecognized notes receivables not yet due	¥ 0	¥ 163,000
Notes receivable, gain (loss) recognized from continuing involvement	¥ 0	¥ 0	¥ 0